Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The principal financial assets of the Company at December 31, 2013 and 2012 consist of cash and cash equivalents, short-term investments and accounts receivable. The principal financial liabilities of the Company consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities and the 9% senior unsecured bond issue.

The carrying values of cash and cash equivalents and accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.

The fair value of the Company’s long-term debt approximates its carrying value due to the variable interest rates associated with the secured term loan facilities (Note 8) and is classified as a level three investment under the fair value hierarchy. At December 31, 2013 the fair value of the 9% unsecured bond issue is $135.0 million (2012: $125.0 million). It is classified as a level 2 investment in the fair value hierarchy.